INTANGIBLE ASSETS, NET (Tables)	12 Months Ended
Dec. 31, 2025
INTANGIBLE ASSETS, NET
Schedule of finite-lived intangible assets

	As of December 31, 2024			As of December 31, 2025
		Accumulated	Net carrying		Accumulated	Impairment	Net carrying	Net carrying
	Cost	amortization	value	Cost	amortization	charges	value	value
	VND million	VND million	VND million	VND million	VND million	VND million	VND million	USD
Finite-lived intangible assets:
License	3,690,720	(3,690,720)	—	3,833,440	(3,698,601)	—	134,839	5,367,581
Software (i)	2,237,380	(1,263,481)	973,899	2,739,093	(1,680,065)	—	1,059,028	42,157,080
Purchased software under development phase	169,248	—	169,248	176,759	—	(176,759)	—	—
Others	43,527	(22,039)	21,488	52,789	(40,038)	—	12,751	507,583
Total	6,140,875	(4,976,240)	1,164,635	6,802,081	(5,418,704)	(176,759)	1,206,618	48,032,244
(i)	Weighted-average remaining useful life of 69 months as of December 31, 2025 (2024: 56 months, 2023: 53 months).

Schedule of estimated amortization expense of intangible assets

The following table identifies the estimated amortization expense of the Group’s intangible assets as of December 31, 2025 for each of the next five years (in VND million):

2026	273,637
2027	233,422
2028	190,270
2029	136,571
2030 and thereafter	372,718